Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost — $46.7 in 2018 and $51.2 in 2017)	$ 48.7	$ 54.6
Equity securities at fair value	0.0
Equity securities at fair value		0.2
Short-term investments	0.7	1.3
Total investments	49.4	56.1
Cash and cash equivalents	0.7	1.6
Reinsurance recoverables	384.0	385.8
Other assets	1.7	1.5
Assets held in separate accounts	10.2	11.0
Total assets	446.0	456.0
Liabilities
Future policy benefits and expenses	287.1	294.1
Unearned premiums	2.6	2.9
Claims and benefits payable	94.4	89.3
Deferred gain on disposal of businesses	1.5	2.3
Accounts payable and other liabilities	0.9	2.0
Liabilities related to separate accounts	10.2	11.0
Total liabilities	396.7	401.6
Commitments and contingencies (Note 12)
Stockholder's equity
Common stock, par value $20 per share, 100,000 shares authorized, issued, and outstanding	2.0	2.0
Additional paid-in capital	45.2	45.2
Retained earnings	0.4	4.8
Accumulated other comprehensive income	1.7	2.4
Total stockholder's equity	49.3	54.4
Total liabilities and stockholder's equity	$ 446.0	$ 456.0